Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	¥ 691,139	$ 95,104	¥ 667,442
Showself [Member]
Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	139,571	19,205	171,689
Lehai [Member]
Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	188,100	25,883	100,818
Haixiu [Member]
Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	143,525	19,750	121,639
Beelive [Member]
Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	111,507	15,344	160,379
Hongle [Member]
Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	101,121	13,915	98,105
Technical services and others [Member]
Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	¥ 7,315	$ 1,007	¥ 14,812